Schedule I-Condensed Financial Information (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Series A Preferred Shares	Apr. 11, 2011 Series A Preferred Shares	Feb. 21, 2011 Series A Preferred Shares	Jan. 31, 2011 Series A Preferred Shares	Dec. 31, 2011 Series B Preferred Shares	Apr. 11, 2011 Series B Preferred Shares	Dec. 31, 2012 Parent company	Dec. 31, 2011 Parent company	Dec. 31, 2010 Parent company	Aug. 27, 2010 Parent company	Dec. 31, 2011 Parent company Series A Preferred Shares	Dec. 31, 2011 Parent company Series B Preferred Shares
NON-CURRENT ASSETS
Amount due from a subsidiary											$ 82,582,815	$ 18,289,203
Total assets	398,917,120	167,435,320									82,582,815	18,289,203
LIABILITIES AND EQUITY (DEFICIT)
Amount due to a shareholder											1	1
Total liabilities	316,334,306	149,146,118									1	1
EQUITY(DEFICIT)
Ordinary shares (US$0.0001 par value, 471,620,833 shares authorized, and 46,234,659 and 101,284,881 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	10,128	4,624									10,128	4,624
Preferred Shares					20,113,898				41,147,021						20,113,898	41,147,021
Additional paid-in capital	258,368,448	124,341,953									258,368,448	124,341,953
Accumulated losses	(176,025,335)	(166,553,261)									(176,025,335)	(166,553,261)
Accumulated other comprehensive income (loss)	229,573	(765,033)									229,573	(765,033)
Total shareholders' equity	82,582,814	18,289,202	(10,111,581)	(1,549,963)							82,582,814	18,289,202	(10,111,581)	(3,298,601)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 398,917,120	$ 167,435,320									$ 82,582,815	$ 18,289,203
Additional disclosure
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001									$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	471,620,833	471,620,833									471,620,833	471,620,833
Ordinary shares, shares issued	101,284,881	46,234,659									101,284,881	46,234,659
Ordinary shares, shares outstanding	101,284,881	46,234,659									101,284,881	46,234,659
Preferred Shares, par value (in dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001
Preferred Shares, shares authorized					20,212,500	20,212,500		20,212,500	8,166,667	8,166,667					20,212,500	8,166,667
Preferred Shares, shares issued					20,212,500	20,212,500			8,166,667						20,212,500	8,166,667
Preferred Shares, shares outstanding					20,212,500	20,212,500			8,166,667						20,212,500	8,166,667